Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
12. Income Taxes
Total loss before income taxes for the years ended December 31, 2023, 2022 and 2021 did not include a foreign component.
The components of the provision expense (benefit) were as follows for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
Current income tax expense (benefit):
Federal	$—	$—	$—
State	13	4	5

Total current	13	4	5
Deferred income tax expense (benefit):
Federal	(16,514)	(10,396)	(12,981)
State	(11,247)	(1,851)	(2,472)

Total deferred	(27,761)	(12,247)	(15,453)
Changes in tax rate	(1,471)	1,347	31
Changes in valuation allowance	29,232	10,900	15,422

Total income tax expense from continuing operations	$13	$4	$5

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows as of December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$71,434	$48,984
Debt related interest	16,898	15,272
Capitalized research and development	4,936	2,014
Tax credit carryforwards	3,960	1,630
Stock based compensation	525	1,602
Accrued expense and reserves	1,584	568
Operating lease liabilities	774	315
Other	159	77

Total deferred tax assets	100,270	70,462
Less valuation allowance	(96,776)	(67,543)

Total deferred tax assets	3,494	2,919

Deferred tax liabilities:
Intangible assets	(2,734)	(2,666)
Operating lease right-of-use assets	(760)	(253)

Total deferred tax liabilities	(3,494)	(2,919)

Net deferred tax liabilities	$—	$—

The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes are as follows for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
Income tax benefit at federal statutory rate	$(24,007)	$(4,905)	$(19,150)
Valuation allowance	29,232	10,900	15,422
Debt discount and interest limitation	—	(9,293)	8,954
Compensation expense	3,798	2,469	224
Acquisition related charges	260	992	75
Prior year true-up and carryback	(5,079)	(713)	(3,968)
State, net of federal tax benefit	(5,127)	(174)	(2,545)
Change in fair value of Convertible Debentures	1,752	—	—
Change in tax rates	(1,471)	—	—
Other	655	728	993

Income tax expense	$13	$4	$5

The Company has evaluated the available evidence supporting the realization of its gross deferred tax assets, including the amount and timing of future taxable income, and has determined that it is more likely than not that the deferred tax assets will not be realized. Due to such uncertainties surrounding the realization of the deferred tax assets, the Company maintains a valuation allowance of $96.8 million against its deferred tax assets as of December 31, 2023. Realization of the deferred tax assets will be primarily dependent upon the Company’s ability to generate sufficient taxable income prior to the expiration of its net operating losses.
As of December 31, 2023, the Company had $278.7 million and $114.0 million of federal and state net operating loss carryforwards, respectively. The net operating loss carryforwards begin to expire in 2035 and 2034 for federal and state, respectively. As of December 31, 2023, the Company had a total of $265.9 million of federal net operating losses that have an indefinite life and will not expire, and had federal research and development income tax credits of $3.4 million which will begin to expire in 2035. As of December 31, 2023, the Company had California research and development income tax credits of $1.9 million that have an indefinite life and will not expire.
Internal Revenue Code Section 382 rules apply to limit a corporation’s ability to utilize existing net operating loss and tax credit carryforwards once the corporation experiences an ownership change as defined in Section 382. For the years ended December 31, 2023 and 2022, there was no impact of such limitations on the Company’s income tax provision.
The Company is subject to taxation in U.S. federal and state tax jurisdictions. All of the Company’s tax years will remain open for three years for examination by the federal and state tax authorities from the date of utilizations of net operating loss. There are no active tax compliance audits as of December 31, 2023.
A reconciliation of the beginning and ending amount of unrecognized tax expense (benefits) is as follows for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	2023	2022	2021
Beginning balance	$408	$408	$406
Increase related to prior year tax positions	536	—	2
Increases related to current year tax positions	127	—	—

Ending balance	$1,071	$408	$408

As of December 31, 2023, 2022 and 2021, the Company had $1.1 million, $0.4 million and $0.4 million in total unrecognized tax benefits, respectively. If these were to be recognized, they would affect the effective tax rate, however given the full valuation allowance in the jurisdiction in which the unrecognized tax benefits relate to, the impact on the effective tax rate would be nil.
The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. No interest or penalties have been recognized as of and for the periods ended December 31, 2023, 2022 and 2021.
The Company believes that no material amount of the liabilities for uncertain tax positions are expected to reverse within 12 months of December 31, 2023.